FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	September 30, 2013
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$22	$-	$-	$22
Cash deposits and other	1,126	-	-	1,126
Marketable securities*:
Auction rate securities	-	-	17	17
Collateral debt obligations	-	-	1	1
Equity securities	76	-	-	76
Structured investment vehicles	-	91	-	91
Other	31	-	-	31
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(25)	-	(25)
Interest rate and cross-currency swaps (liabilities)	-	(341)	-	(341)
Asset derivatives - mainly options and forward contracts	-	24	-	24
Interest rate swaps (assets)	-	1	-	1
Contingent consideration ***	-	-	(366)	(366)

Total	$1,255	$(250)	$(348)	$657

	December 31, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$331	$-	$-	$331
Cash deposits and other	2,548	-	-	2,548
Marketable securities*:
Auction rate securities	-	-	32	32
Collateral debt obligations	-	-	1	1
Equity securities	72	-	-	72
Structured investment vehicles	-	100	-	100
Other	5	-	-	5
Derivatives **:
Liability derivatives - mainly options and forward contracts	-	(29)	-	(29)
Interest rate and cross-currency swaps (liabilities)	-	(109)	-	(109)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate swaps (assets)	-	4	-	4
Contingent consideration ***	-	-	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	September 30,	December 31,
	2013	2012

	U.S. $ in millions

Senior notes included under long term liabilities	$(8,633)	$(10,494)
Senior notes and convertible senior debentures included under short term liabilities	(2,405)	(2,870)

Fair value at the end of the period	$(11,038)	$(13,364)

* The fair value was estimated based on quoted market prices, where available.

Marketable Securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

September 30, 2013	$237	$235	$25	$23
December 31, 2012	541	533	27	19

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the changes for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	September 30,	December 31,
	2013	2012

	U.S. $ in millions
Fair value at the beginning of the period	$(98)	$(139)
Amount realized	(16)	(10)
Change in contingent consideration	(235)	40
Net change to fair value:
Included in earnings - financial expense - net	1	4
Included in accumulated other comprehensive loss	—	7

Fair value at the end of the period	$(348)	$(98)